Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions													5 Months Ended	6 Months Ended
	Nov. 18, 2019 JPY (¥)	Aug. 02, 2019 JPY (¥) Subsidiaries	May 01, 2019	Apr. 29, 2019 JPY (¥) ¥ / shares		Apr. 29, 2019 IDR (Rp)	Aug. 03, 2018 JPY (¥)		Aug. 03, 2018 IDR (Rp) shares Rp / shares	Dec. 29, 2017 JPY (¥)		Dec. 29, 2017 IDR (Rp) shares Rp / shares	Sep. 30, 2019 JPY (¥)	Sep. 30, 2020 JPY (¥) Offices	Sep. 30, 2019 JPY (¥)	Mar. 31, 2020 JPY (¥)	Apr. 29, 2019 Rp / shares	Mar. 31, 2019 JPY (¥)	Aug. 03, 2018 shares ¥ / shares		Dec. 29, 2017 shares ¥ / shares		Dec. 26, 2017
Business Developments [Line Items]
Goodwill, recorded on acquisition													¥ 616,620	¥ 405,009	¥ 616,620	¥ 517,626		¥ 433,891
Remeasurement profits														¥ 0	41,218
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Final equity interest expected upon the completion of proposed transactions																							73.80%
Number of offices in Indonesia | Offices														900
Description of strategic investment														was executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction resulted in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
Equity interest after acquisition, in aggregated percentage			94.10%	94.00%		94.00%	40.00%		40.00%	19.90%		19.90%
Additional equity interests acquired, in percentage				54.00%		54.00%	20.10%		20.10%
Price per share paid | (per share)				¥ 77	[1]				Rp 8,921			Rp 8,323					Rp 9,590		¥ 69	[2]	¥ 70	[3]
Investment amount paid				¥ 397,000		Rp 50,000	¥ 132,300	[2]	Rp 17,187	¥ 133,000	[3]	Rp 15,875
Description of Calculation basis										a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.		a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio | shares									2.0			2.0							2.0		2.0
Goodwill, recorded on acquisition				254,271
Intangible assets, recorded on acquisition				¥ 146,899
Noncontrolling interests, recorded on acquisition													51,314		¥ 51,314
Equity interest remeasured to fair value													271,830
Remeasurement profits													¥ 41,218
Exchange rate of IDR				0.0080					0.0077			0.0084							0.0077		0.0084
MUFG Bank's Acquisition of Shares in Bank Nusantara Parahyangan in Indonesia [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage				99.90%		99.90%
Additional equity interests acquired, in percentage				92.10%		92.10%
Price per share paid | (per share)				¥ 33	[1]												Rp 4,088
Investment amount paid				¥ 24,100		Rp 3,000
Exchange rate of IDR				0.0080
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member]
Business Developments [Line Items]
Payment in cash		¥ 312,225
Equity interest after acquisition, in aggregated percentage		100.00%
Goodwill, recorded on acquisition		¥ 177,065
Intangible assets, recorded on acquisition		¥ 105,973
Weighted average amortization period, in years		18 years 8 months 12 days
Number of subsidiaries acquired | Subsidiaries		9
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition		¥ 100,862
Weighted average amortization period, in years		18 years
MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
Business Developments [Line Items]
Payment in cash	¥ 555,000
Goodwill, recorded on acquisition	¥ 32,591
Acquisition of DVB Bank SEs Aviation Finance Division [Member] | Maximum [Member]
Business Developments [Line Items]
Goodwill, Purchase Accounting Adjustments														¥ 519

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0080
[2]	Calculated based on the exchange rate of IDR1 = ¥0.0077
[3]	Calculated based on the exchange rate of IDR1 = ¥0.0084